Major Accounting Policies - Goodwill (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 01, 2016 EUR (€)	Mar. 01, 2016 USD ($)
Goodwill
Goodwill	$ 564,683	$ 532,239
Goodwill impairment
Goodwill impaired	$ 0
Stork Holding B.V.
Goodwill
Goodwill			€ 383,734	$ 417,310